UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Point Bridge GOP Stock Tracker ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 4.6%
General Dynamics Corporation	653	$110,540
Lockheed Martin Corporation	368	110,459
Northrop Grumman Corporation	385	103,796
Raytheon Company	597	108,702
The Boeing Company	262	99,932
TransDigm Group, Inc. (a)	256	116,221
United Technologies Corporation	870	112,134
		761,784
Agriculture - 1.3%
Altria Group, Inc.	1,957	112,390
Philip Morris International, Inc.	1,248	110,311
		222,701
Airlines - 0.6%
American Airlines Group, Inc.	3,382	107,412
Auto Manufacturers - 0.7%
PACCAR, Inc.	1,613	109,910
Banks - 9.9%
Bank of America Corporation	3,776	104,180
BB&T Corporation	2,186	101,715
Citigroup, Inc.	1,737	108,076
Comerica, Inc.	1,293	94,803
Fifth Third Bancorp	4,062	102,444
Huntington Bancshares, Inc.	7,872	99,817
JPMorgan Chase & Company	1,050	106,291
KeyCorp	6,448	101,556
Morgan Stanley	2,608	110,058
Regions Financial Corporation	6,986	98,852
SunTrust Banks, Inc.	1,708	101,199
The Goldman Sachs Group, Inc.	558	107,130
The PNC Financial Services Group, Inc.	858	105,242
U.S. Bancorp	2,127	102,500
Wells Fargo & Company	2,169	104,806
Zions Bancorporation	2,218	100,719
		1,649,388
Beverages - 0.6%
Molson Coors Brewing Company - Class B	1,815	108,265
Biotechnology - 0.7%
Celgene Corporation (a)	1,286	121,321
Building Materials - 1.3%
Johnson Controls International PLC	3,006	111,042
Masco Corporation	2,763	108,613
		219,655

Chemicals - 3.9%
CF Industries Holdings, Inc.	2,694	110,131
DowDuPont, Inc.	1,982	105,660
Eastman Chemical Company	1,365	103,576
FMC Corporation	1,392	106,934
PPG Industries, Inc.	998	112,644
The Sherwin-Williams Company	268	115,430
		654,375
Commercial Services - 2.0%
Cintas Corporation	527	106,512
Ecolab, Inc.	628	110,867
Equifax, Inc.	994	117,789
		335,168
Distribution/Wholesale - 2.0%
Copart, Inc. (a)	1,864	112,940
LKQ Corporation (a)	3,960	112,385
WW Grainger, Inc.	364	109,538
		334,863
Diversified Financial Services - 4.6%
Affiliated Managers Group, Inc.	1,035	110,859
CME Group, Inc. - Class A	636	104,673
Franklin Resources, Inc.	3,454	114,465
Intercontinental Exchange, Inc.	1,486	113,144
Invesco Ltd.	5,807	112,133
Raymond James Financial, Inc.	1,343	107,991
The Charles Schwab Corporation	2,481	106,088
		769,353
Electric - 6.6%
American Electric Power Company, Inc.	1,316	110,215
Dominion Energy, Inc.	1,432	109,777
Duke Energy Corporation (b)	1,199	107,910
Evergy, Inc.	1,932	112,153
Exelon Corporation	2,212	110,887
FirstEnergy Corporation	2,642	109,934
NextEra Energy, Inc.	572	110,579
Pinnacle West Capital Corporation	1,171	111,924
PPL Corporation	3,390	107,599
The Southern Company	2,125	109,820
		1,100,798
Electrical Components & Equipment - 0.7%
Emerson Electric Company	1,624	111,195
Electronics - 1.4%
Honeywell International, Inc.	704	111,880
Waters Corporation (a)	457	115,031
		226,911
Engineering & Construction - 0.7%
Fluor Corporation	2,973	109,406

Food - 2.9%
Campbell Soup Company	3,006	114,619
Conagra Brands, Inc.	4,804	133,263
Sysco Corp.	1,640	109,486
The J.M. Smucker Company	1,061	123,607
		480,975
Forest Products & Paper - 0.7%
International Paper Company	2,354	108,920
Gas - 1.3%
NiSource, Inc.	3,941	112,949
Atmos Energy Corp.	1,085	111,679
		224,628
Hand/Machine Tools - 0.7%
Stanley Black & Decker, Inc.	848	115,472
Healthcare-Products - 3.3%
Abbott Laboratories	1,422	113,675
Boston Scientific Corporation (a)	2,749	105,506
ResMed, Inc.	1,068	111,040
The Cooper Companies, Inc.	376	111,360
Zimmer Biomet Holdings, Inc.	881	112,504
		554,085
Home Builders - 0.7%
PulteGroup, Inc.	3,920	109,603
Home Furnishings - 1.2%
Leggett & Platt, Inc.	2,432	102,679
Whirlpool Corporation	797	105,913
		208,592
Insurance - 4.6%
Aflac, Inc.	2,231	111,550
Arthur J Gallagher & Company	1,379	107,700
Berkshire Hathaway, Inc. - Class A (a)	540	108,481
Brighthouse Financial, Inc. (a)	2,876	104,370
Cincinnati Financial Corporation	1,285	110,381
MetLife, Inc.	2,450	104,297
The Travelers Companies, Inc.	827	113,431
		760,210
Iron/Steel - 0.7%
Nucor Corporation	1,870	109,115
Leisure Time - 0.6%
Harley-Davidson, Inc.	2,871	102,380
Lodging - 0.6%
Wynn Resorts Ltd.	909	108,462
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	823	111,508
Machinery-Diversified - 1.3%
Deere & Company	685	109,490
Wabtec Corp.	1,537	113,308
		222,798
Mining - 0.7%
Freeport-McMoRan, Inc.	8,945	115,301

Miscellaneous Manufacturing - 4.0%
3M Company	529	109,916
Eaton Corporation PLC	1,374	110,689
General Electric Company	11,292	112,807
Illinois Tool Works, Inc.	764	109,657
Parker-Hannifin Corporation	632	108,464
Textron, Inc.	2,109	106,842
		658,375
Oil & Gas - 11.0%
Anadarko Petroleum Corporation	2,568	116,793
Apache Corporation	3,396	117,705
Chevron Corporation	881	108,522
Concho Resources, Inc.	1,082	120,059
ConocoPhillips	1,657	110,588
Devon Energy Corporation	4,050	127,818
EOG Resources, Inc.	1,253	119,260
Exxon Mobil Corporation	1,364	110,211
Helmerich & Payne, Inc.	2,047	113,731
Hess Corporation	1,960	118,051
HollyFrontier Corporation	2,207	108,739
Marathon Oil Corporation	6,648	111,088
Marathon Petroleum Corporation	1,887	112,937
Occidental Petroleum Corporation	1,725	114,195
Phillips 66	1,145	108,970
Valero Energy Corporation	1,363	115,623
		1,834,290
Oil & Gas Services - 2.1%	4,208
Baker Hughes, a GE Company - Class A	3,950	116,646
Halliburton Company	5,162	115,735
TechnipFMC PLC		121,410
		353,791
Packaging & Containers - 0.7%
WestRock Company	2,864	109,834
Pharmaceuticals - 3.3%
Allergan PLC	742	108,636
AmerisourceBergen Corporation	1,408	111,964
Cardinal Health, Inc.	2,262	108,915
McKesson Corporation	961	112,495
Perrigo Company PLC	2,328	112,117
		554,127
Pipelines - 2.0%
Kinder Morgan, Inc.	5,490	109,855
ONEOK, Inc.	1,650	115,236
The Williams Companies, Inc.	4,010	115,167
		340,258
Real Estate - 3.4%
Duke Realty Corporation (b)	3,614	110,516
Extra Space Storage, Inc. (b)	1,106	112,713
Mid-America Apartment Communities, Inc. (b)	1,028	112,391
Regency Centers Corporation (b)	1,694	114,328
The Macerich Company (b)	2,577	111,713
		561,661
Retail - 5.5%
AutoZone, Inc. (a)	116	118,798
Dollar Tree, Inc. (a)	1,062	111,552
L Brands, Inc.	4,181	115,312
Lowe’s Companies, Inc.	1,080	118,228
O’Reilly Automotive, Inc. (a)	295	114,549
The Home Depot, Inc.	595	114,175
Wal-Mart Stores, Inc.	1,116	108,843
Yum! Brands, Inc.	1,114	111,188
		912,645
Shipbuilding - 0.7%
Huntington Ingalls Industries, Inc.	533	110,438
Software - 0.7%
Fidelity National Information Services, Inc.	1,022	115,588

Telecommunications - 0.7%
AT&T, Inc.		3,620	113,523
Transportation - 4.1%
CSX Corporation		1,513	113,203
FedEx Corporation		634	115,014
Kansas City Southern		970	112,501
Norfolk Southern Corporation		623	116,432
Union Pacific Corporation		666	111,355
United Parcel Service, Inc. - Class B		1,005	112,299
			680,804
TOTAL COMMON STOCKS (Cost $17,555,763)			16,619,888

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 2.32% (c)		20,287	20,287
TOTAL SHORT-TERM INVESTMENTS (Cost $20,287)			20,287

TOTAL INVESTMENTS - 99.9% (Cost $17,576,050)			16,640,175
Other Assets in Excess of Liabilities - 0.1%			19,868
NET ASSETS - 100.0%			$16,660,043

Percentages are stated as a percentage of net assets.
PLC	Public Liability Company
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
(c)	Annualized seven-day yield as of March 31, 2019.

Valuation Measurements (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Point Bridge GOP Stock Tracker ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,619,888	$ -	$ -	$ 16,619,888
Short-Term Investments	20,287	-	-	20,287
Total Investments in Securities	$ 16,640,175	$ -	$ -	$ 16,640,175
^ See Schedule of Investments for industry breakouts.

For the period ended March 31, 2019, the Fund did not recognize any transfers into or out of Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date         5/20/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         5/20/19

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         5/20/19

* Print the name and title of each signing officer under his or her signature.